RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.  RELATED PARTY TRANSACTIONS

Included in due to related party is a non-interest bearing unsecured promissory note payable to Josaud Holdings Inc., an entity controlled by Patrick Dovigi. After the final payment of the semi-annual installment of $3.5 million, the remaining principal outstanding on the note payable was $nil as at December 31, 2023 ($3.5 million as at December 31, 2022). The note matured and was repaid on January 1, 2023.

Also included in due to related party is an interest bearing unsecured promissory note issued on March 5, 2020 payable to Sejosa Holdings Inc., an entity controlled by Patrick Dovigi. The note matures on March 5, 2025, is payable in equal semi-annual instalments and bears interest at market rate. After the payment of the semi-annual instalment of $2.9 million, the remaining principal outstanding on the note payable was $8.7 million as at December 31, 2023 ($14.5 million as at December 31, 2022).

These transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

From time to time, GFL has entered into leases with entities controlled by affiliates of Patrick Dovigi, as well as entities controlled by another director of GFL (the “Related Parties”). At this time, GFL leases six properties from the Related Parties. These leases are on arm’s length and commercially reasonable terms, and have been supported by rental rate comparisons prepared by third parties. None of the leased premises are material to the operations of GFL. For the year ended December 31, 2023, GFL paid $9.0 million ($5.8 million for the year ended December 31, 2022) in aggregate lease payments to the Related Parties.

For the year ended December 31, 2023, GFL entered into transactions with Green Infrastructure Partners Inc. (“GIP”) which resulted in revenue of $25.8 million ($31.6 million for the year ended December 31, 2022) and net receivables of $10.9 million as at December 31, 2023 (net payables of $3.8 million as at December 31, 2022).

Compensation of key management personnel

The remuneration of key management personnel consisted of salaries, short-term benefits and share - based payments. During the year ended December 31, 2023 total salaries, short-term benefits and share-based payments to key management personnel was $100.0 million ($36.8 million for the year ended December 31, 2022).